TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES.
Schedule of trade and other receivables

	2019	2020
Trade receivables	17,223	19,699
Allowance for expected credit losses	(6,207)	(8,360)
Net	11,016	11,339
Other receivables	483	442
Allowance for expected credit losses	(227)	(227)
Net	256	215
Total trade and other receivables	11,272	11,554

Schedule of trade receivables by debtor

(i)   Related parties

	2019	2020
State-owned enterprises	1,353	1,564
Government agencies	479	1,196
Indonusa	494	504
Indosat	150	225
Others (each below Rp75 billion)	435	407
Total	2,911	3,896
Allowance for expected credit losses	(1,170)	(1,553)
Net	1,741	2,343

(ii)  Third parties

	2019	2020
Individual and business subscribers	12,729	13,899
Overseas international carriers	1,583	1,904
Total	14,312	15,803
Allowance for expected credit losses	(5,037)	(6,807)
Net	9,275	8,996

Schedule of trade receivables by age

(i)   Related parties

	2019	2020
Up to 3 months	1,519	2,008
3 to 6 months	252	412
More than 6 months	1,140	1,476
Total	2,911	3,896
Allowance for expected credit losses	(1,170)	(1,553)
Net	1,741	2,343

(ii)  Third parties

	2019	2020
Up to 3 months	8,549	8,110
3 to 6 months	1,055	862
More than 6 months	4,708	6,831
Total	14,312	15,803
Allowance for expected credit losses	(5,037)	(6,807)
Net	9,275	8,996

(iii)  Aging of total trade receivables

	2019			2020
		Allowance for			Allowance for
		expected credit	Expected credit		expected credit	Expected credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	7,490	364	4.9%	7,818	696	8.9%
Past due up to 3 months	2,577	528	20.5%	2,300	488	21.2%
Past due more than 3 to 6 months	1,308	466	35.6%	1,274	495	38.9%
Past due more than 6 months	5,848	4,849	82.9%	8,307	6,681	80.4%
Total	17,223	6,207		19,699	8,360

Schedule of trade receivable by currency

(i)   Related parties

	2019	2020
Rupiah	2,909	3,886
U.S. dollar	2	10
Total	2,911	3,896
Allowance for expected credit losses	(1,170)	(1,553)
Net	1,741	2,343

(ii)  Third parties

	2019	2020
Rupiah	11,902	13,439
U.S. dollar	2,298	2,265
Singapore dollar	71	75
Others (each below Rp75 billion)	41	24
Total	14,312	15,803
Allowance for expected credit losses	(5,037)	(6,807)
Net	9,275	8,996

Schedule of movements in allowance for expected credit losses

	2019	2020
Beginning balance	5,543	6,207
Allowance for expected credit losses	1,712	2,344
Receivables written off	(1,048)	(191)
Ending balance	6,207	8,360